Document and Entity Information	Oct. 01, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001332349
Document Type	8-K
Document Period End Date	Oct. 01, 2019
Entity Registrant Name	Brookdale Senior Living Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-32641
Entity Tax Identification Number	20-3068069
Entity Address, Address Line One	111 Westwood Place
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(615)
Local Phone Number	221-2250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value Per Share
Trading Symbol	BKD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false